April 22, 2004

DREYFUS CASH MANAGEMENT FUNDS

(Institutional Shares)

Supplement to Prospectus dated June 1, 2003

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Buying Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 1: 00 p.m., Eastern time, will be effective at the price determined at 1:00 p.m., Eastern time on that day. In this case, shares purchased will receive the dividend declared on that day.

     Orders effected through a compatible computer facility after 1:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility, will become effective on the following business day.

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Selling Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., Eastern time the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., Eastern time but by 8:00 p.m., Eastern time the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

CMGTs0404IST

April 22, 2004

DREYFUS CASH MANAGEMENT FUNDS

(Investor Shares)

Supplement to Prospectus dated June 1, 2003

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Buying Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 1: 00 p.m., Eastern time, will be effective at the price determined at 1:00 p.m., Eastern time on that day. In this case, shares purchased will receive the dividend declared on that day.

     Orders effected through a compatible computer facility after 1:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility, will become effective on the following business day.

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Selling Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., Eastern time the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., Eastern time but by 8:00 p.m., Eastern time the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

CMGTs0404INV

April 22, 2004

DREYFUS CASH MANAGEMENT FUNDS

(Administrative Shares)

Supplement to Prospectus dated June 1, 2003

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Buying Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 1: 00 p.m., Eastern time, will be effective at the price determined at 1:00 p.m., Eastern time on that day. In this case, shares purchased will receive the dividend declared on that day.

     Orders effected through a compatible computer facility after 1:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility, will become effective on the following business day.

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Selling Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., Eastern time the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., Eastern time but by 8:00 p.m., Eastern time the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

CMGTs0404IST

April 22, 2004

DREYFUS CASH MANAGEMENT FUNDS

(Participant Shares)

Supplement to Prospectus dated June 1, 2003

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Buying Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 1: 00 p.m., Eastern time, will be effective at the price determined at 1:00 p.m., Eastern time on that day. In this case, shares purchased will receive the dividend declared on that day.

     Orders effected through a compatible computer facility after 1:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility, will become effective on the following business day.

     The following information supercedes and replaces any information to the contrary contained in the section of the prospectus entitled “Account Policies — Selling Shares —Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management Only:”

     If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., Eastern time the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., Eastern time but by 8:00 p.m., Eastern time the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

CMGTs0404PAR

April 21, 2004

DREYFUS CASH MANAGEMENT FUNDS

Supplement to Combined Statement of Additional Information
Dated June 1, 2003
As Revised July 21, 2003

In the Section of the Funds’ Statement of Additional Informatin entitled “How to Buy Shares - Tax-Exempt Funds”, and under the Section “How to Redeem Shares - Tax-Exempt Funds,” all references to 12:00 noon, Eastern Time, hereby are changed to 1:00 p.m., Eastern Time.